CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

17. CONCENTRATIONS AND RISKS

Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Customer A	19,326	N/A(i)	N/A(i)
Customer B	N/A(i)	N/A(i)	35,522
Customer C	N/A(i)	27,560	39,969

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(i)	Revenue from the relevant customer was less than 10% of the Company’s total revenue for the respective year.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total gross accounts receivable:

	As of December 31,
	2024	2025
	US$’000	US$’000
Customer B	N/A(ii)	1,808
Customer C	N/A(ii)	1,574
Customer D	2,204	N/A(ii)

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(ii)	Accounts receivable from relevant customers was less than 10% of the Company’s total gross accounts receivable for the respective year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Supplier A	20,470	13,241	20,434
Supplier B	21,433	N/A(iii)	N/A(iii)
Supplier C	19,430	N/A(iii)	N/A(iii)
Supplier D	N/A(iii)	22,321	N/A(iii)
Supplier E	N/A(iii)	14,167	44,971
Supplier F	N/A(iii)	N/A(iii)	29,260

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(iii)	Purchase from relevant suppliers was less than 10% of the Company’s total purchase for the respective year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2024	2025
	US$’000	US$’000
Supplier D	3,370	N/A(iv)
Supplier E	1,726	2,466
Supplier F	N/A(iv)	1,866

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(iv)	Accounts payable from relevant suppliers was less than 10% of the Company’s total accounts payable for the respective year.

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of accounts receivable, other receivables, loan to a related party and cash and bank deposits presented on the consolidated balance sheets. The Company has no other financial assets which carry significant exposure to credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.